SUMMARY OF CONTRACT LIABILITY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Summary Of Contract Liability
Educational revenue paid in advance	$ 1,731,378	$ 2,580,097
Advance bookings for lodges		170,040
Total	$ 1,731,378	$ 2,750,137